Intangible Assets - Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)		14 years 6 months
Gross	$ 790,622	$ 762,100
Accumulated Amortization	(48,530)	(21,443)
Net Carrying Amount	$ 742,092	740,657
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		762,100
Accumulated Amortization		(21,443)
Net Carrying Amount		$ 740,657
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross			$ 409,946
Accumulated Amortization			(145,611)
Net Carrying Amount			264,335
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days	14 years 7 months 6 days
Gross	$ 684,966	$ 658,783
Accumulated Amortization	(41,459)	(18,298)
Net Carrying Amount	$ 643,507	640,485
Customer relationships [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		658,783
Accumulated Amortization		(18,298)
Net Carrying Amount		$ 640,485
Customer relationships [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross			266,950
Accumulated Amortization			(77,081)
Net Carrying Amount			189,869
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	4 years 1 month 6 days	4 years 7 months 6 days
Gross	$ 5,029	$ 4,925
Accumulated Amortization	(922)	(414)
Net Carrying Amount	$ 4,107	4,511
Technology [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		4,925
Accumulated Amortization		(414)
Net Carrying Amount		$ 4,511
Technology [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross			87,017
Accumulated Amortization			(50,981)
Net Carrying Amount			36,036
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days	14 years 7 months 6 days
Gross	$ 100,627	$ 98,392
Accumulated Amortization	(6,149)	(2,731)
Net Carrying Amount	$ 94,478	95,661
Tradenames [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		98,392
Accumulated Amortization		(2,731)
Net Carrying Amount		95,661
Tradenames [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross			54,221
Accumulated Amortization			(16,078)
Net Carrying Amount			38,143
Noncompete Agreements [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross
Accumulated Amortization
Net Carrying Amount
Noncompete Agreements [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross			1,758
Accumulated Amortization			(1,471)
Net Carrying Amount			$ 287